                                                                                         --------------------------

      OMB APPROVAL

      --------------------------

OMB Number: 3235-0582

Expires: January 31, 2015

Estimated average burden

hours per response…7.2

---------------------------

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

450 Wireless Blvd,  Hauppauge, New York 11788

(Address of principal executive offices)(Zip code)

                   (Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  June 30 & December 31

Date of reporting period:  July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Fund Trust III

By (Signature and Title)*    /s/ Andrew B. Rogers

              Andrew B. Rogers, President

Date: August 17, 2012

* Print the name and title of each signing officer under his or her signature.

Registrant: NORTHERN LIGHTS FUND TRUST III - The Lifetime Achievement Fund							Item 1, Exhibit 1
Investment Company Act file number: 811-22655
Reporting Period: July 1, 2011 through June 30, 2012

OCM Gold Fund Advisor Class

	Exchange Ticker Symbol:	OCMAX	CUSIP:	67087F200

	Shareholder Meeting Date:	3/16/2012		Special Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1	To approve the new investment management advisory agreement for the	X		YES	Proportional	FOR
OCM Gold Fund.

Level 3 Communications, Inc.

	Exchange Ticker Symbol:	LVLT	CUSIP:	52729N308

	Shareholder Meeting Date:	5/24/2012		Annual Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
Directors recommend: A vote for election of the following nominees:
1.01	WALTER SCOTT, JR	X		YES	FOR	FOR
1.02	JAMES Q. CROWE	X		YES	FOR	FOR
1.03	GEN. KEVIN P. CHILTON	X		YES	FOR	FOR
1.04	ADM. ARCHIE R. CLEMINS	X		YES	FOR	FOR
1.05	STEVEN T. CLONTZ	X		YES	FOR	FOR
1.06	ADM. JAMES O. ELLIS, JR	X		YES	FOR	FOR
1.07	RICHARD R. JAROS	X		YES	FOR	FOR
1.08	MICHAEL J. MAHONEY	X		YES	FOR	FOR
1.09	CHARLES C. MILLER, III	X		YES	FOR	FOR
1.1	PETER SEAH LIM HUAT	X		YES	FOR	FOR
1.11	JOHN T. REED	X		YES	FOR	FOR
1.12	DR. ALBERT C. YATES	X		YES	FOR	FOR
2	THE APPROVAL OF AN AMENDMENT TO OUR RESTATED CERTIFICATE	X		YES	FOR	FOR
OF INCORPORATION INCREASING THE NUMBER OF AUTHORIZED
SHARES OF OUR COMMON STOCK, PAR VALUE $.01 PER SHARE,
BY 50 MILLION FROM 293,333,333 TO 343,333,333.
3	THE APPROVAL OF THE AMENDMENT OF THE LEVEL 3 COMMUNICATIONS	X		YES	FOR	FOR
, INC. STOCK PLAN TO INCREASE THE NUMBER OF SHARES OF OUR
COMMON STOCK, PAR VALUE $.01 PER SHARE, THAT ARE RESERVED
FOR ISSUANCE UNDER THE PLAN BY 6,500,000.
4	THE RATIFICATION OF OUR IMPLEMENTATION OF A RIGHTS AGREEMENT	X		YES	FOR	FOR
THAT IS DESIGNED TO PROTECT OUR U.S. NET OPERATING LOSS CARRY
FORWARDS FROM LIMITATIONS PURSUANT TO SECTION 382 UNDER THE
U.S. INTERNAL REVENUE CODE OF 1986, AS AMENDED.
5	THE APPROVE THE NAMED EXECUTIVE OFFICER COMPENSATION,	X		YES	FOR	FOR
WHICH VOTE IS ON AN ADVISORY BASIS.

Registrant: NORTHERN LIGHTS FUND TRUST III - Swan Defined Risk Fund										Item 1, Exhibit 2
Investment Company Act file number: 811-22655
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A